Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable	¥ 20,475	¥ 22,096
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	25,155	25,938
Cost/Deemed cost [member] | China Telecom Group [member]
Disclosure of financial assets [line items]
Accounts receivable	1,327	1,502
Cost/Deemed cost [member] | China Tower [member]
Disclosure of financial assets [line items]
Accounts receivable	10	5
Cost/Deemed cost [member] | Third parties [member]
Disclosure of financial assets [line items]
Accounts receivable	23,308	23,762
Cost/Deemed cost [member] | Other telecommunications operators in the PRC [member]
Disclosure of financial assets [line items]
Accounts receivable	510	669
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (4,680)	¥ (3,842)